Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
(12)	INCOME TAXES

PHI and the majority of its subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated among PHI and the subsidiaries included in its consolidated group pursuant to a written tax sharing agreement that was approved by the SEC in connection with the establishment of PHI as a holding company. Under this tax sharing agreement, PHI’s consolidated federal income tax liability is allocated based upon PHI’s and its subsidiaries’ separate taxable income or loss.

The provision for consolidated income taxes, reconciliation of consolidated income tax expense, and components of consolidated deferred tax liabilities (assets) are shown below.

Provision for Consolidated Income Taxes – Continuing Operations

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Current Tax (Benefit) Expense
Federal	$(92)	$8	$(281)
State and local	(41)	4	(52)

Total Current Tax (Benefit) Expense	(133)	12	(333)

Deferred Tax Expense (Benefit)
Federal	216	121	300
State and local	58	19	34
Investment tax credit amortization	(3)	(4)	(3)

Total Deferred Tax Expense	271	136	331

Total Consolidated Income Tax Expense Related to Continuing Operations	$138	$148	$(2)

Reconciliation of Consolidated Income Tax Expense – Continuing Operations

	For the Year Ended December 31,
	2012		2011		2010
	(millions of dollars)
Income tax at Federal statutory rate	$139	35.0%	$142	35.0%	$41	35.0%
Increases (decreases) resulting from:
State income taxes, net of Federal effect	19	4.8%	22	5.4%	(2)	(1.7)%
Asset removal costs	(11)	(2.8)%	(7)	(1.7)%	(3)	(2.6)%
Change in estimates and interest related to uncertain and effectively settled tax positions	(8)	(2.0)%	(11)	(2.7)%	(6)	(5.1)%
Change in state deferred tax balances as a result of restructuring	—	—	—	—	(6)	(5.1)%
Cross-border energy lease investments	12	3.0%	16	3.9%	(5)	(4.3)%
Deferred tax basis adjustments	(1)	(0.2)%	2	0.5%	(3)	(2.6)%
Depreciation	(1)	(0.2)%	—	—	(3)	(2.6)%
Investment tax credit amortization	(3)	(0.8)%	(4)	(1.0)%	(4)	(3.4)%
Reversal of valuation allowances	—	—	—	—	(8)	(6.8)%
State tax benefits related to prior years’ asset dispositions	—	—	(4)	(1.0)%	—	—
Other, net	(8)	(2.0)%	(8)	(1.9)%	(3)	(2.5)%

Consolidated Income Tax Expense Related to Continuing Operations	$138	34.8%	$148	36.5%	$(2)	(1.7)%

Year ended December 31, 2012

The effective income tax rate for the year ended December 31, 2012 reflects charges related to the recognition of the tax consequences associated with the early termination of cross-border energy leases in the third quarter of 2012 of $16 million as discussed in Note (8), “Leasing Activities.”

In addition, the effective income tax rate for the year ended December 31, 2012 includes income tax benefits of $10 million related to uncertain and effectively settled tax positions, primarily due to the effective settlement with the IRS in the first quarter of 2012 with respect to the methodology used historically to calculate deductible mixed service costs and the expiration of the statute of limitations associated with an uncertain tax position in Pepco.

The rate for the year ended December 31, 2012 also reflects an increase in deductible asset removal costs for Pepco in 2012 related to a higher level of asset retirements.

Year ended December 31, 2011

PHI’s effective income tax rate in 2011 was significantly affected by changes in estimates and interest related to uncertain and effectively settled tax positions. In 2011, PHI reached a settlement with the IRS with respect to interest due on its federal tax liabilities related to the November 2010 audit settlement (discussed below) for years 1996 through 2002. In connection with this agreement, PHI reallocated certain amounts that have been on deposit with the IRS since 2006 among liabilities in the settlement years and subsequent years. Primarily related to the settlement and reallocations, PHI recorded an additional tax benefit of $17 million (after-tax) which was recorded in the second quarter of 2011. Further, PHI recalculated interest on its uncertain tax positions for open tax years using different assumptions related to the application of its deposit made with the IRS in 2006, which resulted in additional tax expense of $3 million (after-tax).

As discussed further in Note (8), “Leasing Activities,” during the second quarter of 2011, PHI terminated early its interest in certain cross-border energy leases prior to the end of their stated terms. As a result, PHI recognized a $22 million charge related to the tax consequences associated with the early terminations.

In addition, as discussed further in Note (16), “Commitments and Contingencies – District of Columbia Tax Legislation,” on June 14, 2011, the Council of the District of Columbia approved the Fiscal Year 2012 Budget Support Act of 2011 (the Budget Support Act). The Budget Support Act includes a provision that requires corporate taxpayers in the District of Columbia to calculate taxable income allocable or apportioned to the District by reference to the income and apportionment factors applicable to commonly controlled entities organized within the United States that are engaged in a unitary business. Previously, only the income of companies with direct nexus to the District of Columbia was taxed. As a result of the change, during 2011 PHI recorded additional state income tax expense of $2 million.

Year ended December 31, 2010

In April 2010, as part of an ongoing effort to simplify PHI’s organizational structure, certain of PHI’s subsidiaries were converted from corporations to single member limited liability companies. In addition to increased organizational flexibility and reduced administrative costs, converting these entities to limited liability companies allows PHI to include income or losses in the former corporations in a single state income tax return, thus increasing the utilization of state income tax attributes. As a result of inclusions of income or losses in a single state return as discussed above, PHI recorded an $8 million benefit by reversing valuation allowances on certain state net operating losses and an additional benefit of $6 million resulting from changes to certain state deferred income tax benefits. In addition, conversion to limited liability companies caused PHI’s separate company losses (primarily related to the loss on the extinguishment of debt) to be subjected to state income taxes in new jurisdictions, resulting in minimal consolidated state taxable income in 2010.

In November 2010, PHI reached final settlement with the IRS with respect to its federal tax returns for the years 1996 to 2002 for all issues except its cross-border energy lease investments. In connection with the settlement, PHI reallocated certain amounts on deposit with the IRS since 2006 among liabilities in the settlement years and subsequent years. In light of the settlement and reallocations, PHI recalculated the estimated interest due for the tax years 1996 to 2002. The revised estimate resulted in the reversal of $15 million (after-tax) of estimated interest due to the IRS. This reversal was recorded as an income tax benefit in the fourth quarter of 2010 and PHI recorded an additional tax benefit of $17 million (after-tax) in the second quarter of 2011 when the IRS finalized its calculation of the amount due. Offsetting the 2010 benefit was the reversal of $6 million (after-tax) of erroneously accrued state interest receivable recorded in the first quarter of 2010 and $2 million (after-tax) of other adjustments.

Also in the fourth quarter of 2010, PHI corrected the tax accounting for software amortization. Accordingly, a regulatory asset was established and income tax expense was reduced by $4 million.

Components of Consolidated Deferred Tax Liabilities (Assets)

	At December 31,
	2012		2011
	(millions of dollars)
Deferred Tax Liabilities (Assets)
Depreciation and other basis differences related to plant and equipment	$2,299		$1,871
Deferred electric service and electric restructuring liabilities	110		131
Cross-border energy lease investments	756		793
Federal and state net operating losses	(394)		(220)
Valuation allowances on state net operating losses	21		21
Pension and other postretirement benefits	128		130
Deferred taxes on amounts to be collected through future rates	58		47
Other	204	(a)	64	(a)

Total Deferred Tax Liabilities, net	3,182	(a)	2,837	(a)

Deferred tax assets included in Current Assets	28		59
Deferred tax liabilities included in Other Current Liabilities	(2)		(1)

Total Consolidated Deferred Tax Liabilities, net non-current	$3,208	(a)	$2,895	(a)

(a)	The amounts for Other, Total Deferred Tax Liabilities, net, and Total Consolidated Deferred Tax Liabilities, net non-current, are presented after the effect of the revision to prior period financial statements discussed in Note (2), “Significant Accounting Policies – Revision to Prior Period Financial Statements.”

The net deferred tax liability represents the tax effect, at presently enacted tax rates, of temporary differences between the financial statement basis and tax basis of assets and liabilities. The portion of the net deferred tax liability applicable to PHI’s utility operations, which has not been reflected in current service rates, represents income taxes recoverable through future rates, net, and is recorded as a Regulatory asset on the balance sheet. Federal and state net operating losses generally expire over 20 years from 2029 to 2032.

The Tax Reform Act of 1986 repealed the investment tax credit for property placed in service after December 31, 1985, except for certain transition property. Investment tax credits previously earned on Pepco’s, DPL’s and ACE’s property continue to be amortized to income over the useful lives of the related property.

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

	2012	2011	2010
	(millions of dollars)

Beginning balance as of January 1,	$357	$395	$246
Tax positions related to current year:
Additions	1	2	150
Reductions	—	—	—
Tax positions related to prior years:
Additions	79	20	35
Reductions	(235)	(57)	(36)
Settlements	(2)	(3)	—

Ending balance as of December 31,	$200	$357	$395

Unrecognized Benefits That, If Recognized, Would Affect the Effective Tax Rate

Unrecognized tax benefits are related to tax positions that have been taken or are expected to be taken in tax returns that are not recognized in the financial statements because management has either measured the tax benefit at an amount less than the benefit claimed or expected to be claimed, or has concluded that it is not more likely than not that the tax position will be ultimately sustained. For the majority of these tax positions, the ultimate deductibility is highly certain, but there is uncertainty about the timing of such deductibility. Unrecognized tax benefits at December 31, 2012 included $36 million that, if recognized, would lower the effective tax rate.

Interest and Penalties

PHI recognizes interest and penalties relating to its uncertain tax positions as an element of income tax expense. For the years ended December 31, 2012, 2011 and 2010, PHI recognized $23 million of pre-tax interest income ($14 million after-tax), $23 million of pre-tax interest income ($14 million after-tax), and $2 million of pre-tax interest income ($1 million after-tax), respectively, as a component of income tax expense related to continuing operations. As of December 31, 2012, 2011 and 2010, PHI had accrued interest receivable of $10 million, accrued interest payable of $4 million and accrued interest payable of $12 million, respectively, related to effectively settled and uncertain tax positions.

Possible Changes to Unrecognized Tax Benefits

It is reasonably possible that the amount of the unrecognized tax benefit with respect to some of PHI’s uncertain tax positions will significantly increase or decrease within the next 12 months. The possible resolution of the cross-border energy lease investments issue, the 2003 to 2008 Federal audits or state audits could impact the balances and related interest accruals significantly. See Note (16), “Commitments and Contingencies” and Note (20), “Subsequent Event,” for additional discussion.

Tax Years Open to Examination

PHI’s Federal income tax liabilities for Pepco legacy companies for all years through 2002, and for Conectiv legacy companies for all years through 2002, have been determined by the IRS, subject to adjustment to the extent of any net operating loss or other loss or credit carrybacks from subsequent years. PHI has not reached final settlement with the IRS with respect to the cross-border energy lease deductions. The open tax years for the significant states where PHI files state income tax returns (District of Columbia, Maryland, Delaware, New Jersey, Pennsylvania and Virginia) are the same as for the Federal returns.

Resolution of Certain IRS Audit Matters

In 2010, PHI resolved all tax matters that were raised in IRS audits related to the 2001 and 2002 tax years except for the cross-border energy lease issue. Adjustments recorded relating to these resolved tax matters resulted in a $1 million increase in income tax expense exclusive of interest.

Other Taxes

Other taxes for continuing operations are shown below. The annual amounts include $426 million, $445 million and $427 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to Power Delivery, which are recoverable through rates.

	2012	2011	2010
	(millions of dollars)
Gross Receipts/Delivery	$135	$145	$145
Property	75	71	70
County Fuel and Energy	160	170	154
Environmental, Use and Other	62	65	65

Total	$432	$451	$434